Land and Yew Forest Use Rights	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Land and Yew Forest Use Rights [Abstract]
LAND AND YEW FOREST USE RIGHTS
NOTE 6 – LAND AND YEW FOREST USE RIGHTS

There is no private ownership of land in PRC. Land is owned by the government and the government grants land use rights for specified terms. The following summarizes land use rights acquired by the Company.

Yew trees on land containing yew tree forests will be used to supply raw materials such as branches and leaves that will be used by the Company’s customers for production of TCM. The Company amortizes these land and yew forest use rights over the term of the respective land use right. The lease agreements do not have any renewal option and the Company has no further obligations to the lessor. The Company records the amortization of these land and yew forest use rights as part of its cost of revenues. For the three months ended September 30, 2012 and 2011, amortization expense amounted to $87,050 and $88,830, respectively. For the nine months ended September 30, 2012 and 2011, amortization expense amounted to $259,221 and $213,131, respectively. As of September 30, 2012, land and yew forest use rights consisted of the following:

	Description	Useful life	Acquisition date	Expiration date	Metric acres ("Mu")
Parcel A	Undeveloped forest land	50	3/2004	3/2054	125
Parcel B	Undeveloped forest land	50	4/2004	4/2054	400
Parcel C	Yew tree forests and underlying land	50	1/2008	1/2058	290
Parcel D	Yew tree forests and underlying land	45	3/2010	3/2055	15,865
Parcel E	Undeveloped forest land	16	7/2012	3/2028	117.5

At September 30, 2012 and December 31, 2011, land and yew forest use rights consisted of the following:

	Useful life	September 30, 2012	December 31, 2011
Land and yew forest use rights	16-50 years	$ 15,675,733	$ 15,546,414
Less: accumulated amortization		(641,013)	(380,217)
Total		$ 15,034,720	$ 15,166,197

Amortization of land and yew forest use rights attributable to future periods is as follows:

Twelve-month periods ending September 30:	Amount
2013	$348,056
2014	348,056
2015	348,056
2016	348,056
2017	348,056
2018 and thereafter	13,294,440
Total	$15,034,720

NOTE 5 — LAND AND YEW FOREST USE RIGHTS

There is no private ownership of land in PRC. Land is owned by the government and the government grants land use rights for specified terms. The following summarizes land use rights acquired by the Company.

Yew trees on land containing yew tree forests will be used to supply raw materials such as branches, leaves and fruit to the Company that will be used to for production of the Company’s products. The Company amortizes these land and yew forest use rights over the term of the respective land use right. The lease agreements do not have any renewal option and the Company has no further obligations to the lessor. The Company records the amortization of these land and yew forest use rights as part of its cost of goods sold. For the years ended December 31, 2011 and 2010, amortization expense amounted to $292,739 and $47,772, respectively. As of December 31, 2011, the Company had approximately $1,300,000 unpaid amount related to the Land Use Right and Seedling Transfer Agreement and the amount was recorded in the Company’s accounts payable on the accompanying balance sheet at December 31, 2011. As of December 31, 2011, land and yew forest use rights consisted of the following:
	Description	Useful life	Acquisition date	Expiration date	Metric Acres (“Mu”)
Parcel A	Undeveloped forest land	50	3/2004	3/2054	125
Parcel B	Undeveloped forest land	50	4/2004	4/2054	400
Parcel C	Yew tree forests and underlying land	50	1/2008	1/2058	290
Parcel D	Yew tree forests and underlying land	45	3/2010	3/2055	15,865

At December 31, 2011 and 2010, land and yew forest use rights consisted of the following:

	Useful Life	December 31, 2011	December 31, 2010
Land and yew forest use rights	45–50 years	$15,546,414	$9,565,177
Less: accumulated amortization		(380,217)	(79,391)
Total		$15,166,197	$9,485,786

Amortization of land and yew forest use rights attributable to future periods is as follows:

Amount
Years ending December 31:
2012	$342,484
2013	342,484
2014	342,484
2015	342,484
2016	342,484
2017 and thereafter	13,453,777
Total	$15,166,197